Valuation and Qualifying Accounts (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Allowance for doubtful accounts and sales returns
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period		¥ 48,663	¥ 53,150	¥ 72,783
Beginning adjustment	[1]	(25,114)
Additions charged to costs and expenses		7,112	45,515	33,667
Deductions	[2]	(5,532)	(51,302)	(50,858)
Other	[3]	311	1,300	(2,442)
Balance at end of period		25,440	48,663	53,150
Valuation allowance - Deferred tax assets
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period		899,835	1,051,964	1,055,858
Additions charged to costs and expenses		116,938	70,797	149,697
Deductions		(309,226)	(123,597)	(154,210)
Other	[4]	15,567	(99,329)	619
Balance at end of period		¥ 723,114	¥ 899,835	¥ 1,051,964

[1]	Sony adopted ASU 2014-09 from April 1, 2018, and as a result, sales returns are presented as a liability instead of as a contra-asset allowance. Accordingly, Sony changed the presentation from "Allowance for doubtful accounts and sales returns" to "Allowance for doubtful accounts" for the fiscal year ended March 31, 2019.
[2]	Reversal including amounts written off.
[3]	Translation adjustments.
[4]	Translation adjustments and the effect of change in statutory tax rate.